February 20, 1997


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Rule 24(f)-2 Notice for Astra Global Investment Series
    File No.   33-1474

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures


                   U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 24f-2
                     Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

1.  Name and address of issuer:   Astra Global Investment Series
                                  Symphony Towers
                                  750 B Street, Suite 2350
                                  San Diego, CA   92101

2.  Name of each series or class of funds for which this notice is filed:

    Astra Short-Term Multi-Market Income Fund I
    Astra Short-Term Multi-Market Income Fund II

3.  Investment Company Act File Number:   811-4468

    Securities Act File Number:   33-1474

4.  Last day of fiscal year for which this notice is filed: December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                  [      ]

6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if
    applicable:   N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
    beginning of the fiscal year:   None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    Number:     1,197,826
    Amount:    $8,370,804

9.  Number and aggregate sale price of securities sold during the fiscal year:

    Number:           7,005
    Sale Price:     $48,432

10. Number and aggregate sale price of securities sold during the fiscal year
    in reliance upon registration pursuant to rule 24f-2:   None

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

    Number:           31,547
    Sale Price:     $215,116


12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):        $      0

    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable):   +   215,116

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                      - 6,113,995

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
    to rule 24e-2 (if applicable):                               +     0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                                  $ (5,898,879)

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law
    or regulation:                                               /    3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                                  $     0

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                       [   ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By:     /s/John R. Elerding
        John R. Elerding
        Secretary

Date:   February 18, 1997



Kramer, Levin, Naftalis & Frankel
9 1 9  T H I R D  A V E N U E
NEW YORK, N.Y. 10022   3852
(212) 715   9100
FAX
(212) 715-8000
______

WRITER'S DIRECT NUMBER

(212) 715-7507

February 20, 1997

Astra Global Investment Series
750 B Street
Suite 2350
San Diego, CA 92101

Re:  Astra Global Investment Series
     Registration No. 33-1474

Gentlemen:

We have acted as counsel to Astra Global Investment Series, a Massachusetts business trust (the "Trust"), in connection with the public offering of the Trust's shares of beneficial interest with no par value, and on various other securities and general matters. We understand that, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended ("Investment Company Act"), the Trust has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933, as amended
("Securities Act"). We further understand that, pursuant to the provisions of Rule 24f-2, the Trust is filing with the Securities and Exchange Commission the Notice attached hereto making definite the registration of shares of beneficial interest (the "Shares") sold in reliance upon Rule 24f-2 during the fiscal year ended December 31, 1996.

We have reviewed, insofar as it relates or pertains to the Trust, the Trust's Registration Statement on Form N-1A, as amended to the date hereof, filed with the Securities and Exchange Commission under the Securities Act and the Investment Company Act, pursuant to which the Shares were sold (the "Registration Statement"). We have also examined originals or copies certified or otherwise identified to our satisfaction of such documents, trust records and other instruments we have deemed necessary or appropriate for the purpose of this opinion. For purposes of such examination, we have assumed the genuineness of all signatures and original documents and the conformity to the original documents of all copies submitted.

We are members only of the New York Bar and do not purport to be experts on the laws of any other state. Our opinion herein as to Massachusetts law is based upon a limited inquiry thereof which we have deemed appropriate under the circumstances.

Based upon the foregoing, we are of the opinion that the Shares have been duly and validly authorized and, assuming that the Shares have been issued and sold in accordance with the Trust's Declaration of Trust, as amended, and Registration Statement, the Shares which the Rule 24f-2 Notice attached hereto makes definite in number were legally issued, fully paid and non-assessable.

We consent to the filing of this opinion with the Rule 24f-2 Notice attached hereto.

Very truly yours,


/s/Kramer, Levin, Naftalis & Frankel
Kramer, Levin, Naftalis & Frankel

Enclosure